Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
16.	Earnings Per Share
The computation of earnings per share follows (in thousands, except per share data):

	Income from Continuing Operations			Net Income
For the Years Ended December 31,	Income	Shares	Earnings per Share	Income	Shares	Earnings per Share
2011
Earnings	$85,979	20,523	$4.19	$85,979	20,523	$4.19
Dilutive stock options	-	335		-	335
Nonvested stock awards	-	87		-	87
Diluted earnings	$85,979	20,945	$4.10	$85,979	20,945	$4.10

2010
Earnings	$81,831	22,587	$3.62	$81,831	22,587	$3.62
Dilutive stock options	-	348		-	348
Nonvested stock awards	-	96		-	96
Diluted earnings	$81,831	23,031	$3.55	$81,831	23,031	$3.55

2009
Earnings	$74,037	22,451	$3.30	$73,784	22,451	$3.29
Dilutive stock options	-	229		-	229
Nonvested stock awards	-	62		-	62
Diluted earnings	$74,037	22,742	$3.26	$73,784	22,742	$3.24

During 2011, 1.3 million stock options were excluded from the computation of diluted earnings per share as their exercise prices were greater than the average market price during most of the year.  During 2010, 970,900 stock options were also excluded.  During 2009, 819,917 stock options were also excluded.

Diluted earnings per share may be impacted in future periods as the result of the issuance of our $200 million Notes and related purchased call options and sold warrants.  Per FASB's authoritative guidance on the effect of contingently convertible instruments on diluted earnings per share and convertible bonds with issuer option to settle for cash upon conversion, we will not include any shares related to the Notes in our calculation of diluted earnings per share until our average stock price for a quarter exceeds the current conversion price.  We would then include in our diluted earnings per share calculation those shares issuable using the treasury stock method.  The amount of shares issuable is based upon the amount by which the average stock price for the quarter exceeds the conversion price.  The purchased call option does not impact the calculation of diluted earnings per share, as it is always anti-dilutive. The sold warrants become dilutive when our average stock price for a quarter exceeds the strike price of the warrant.

The following table provides examples of how changes in our stock price impact the number of shares that would be included in our diluted earnings per share calculation at December 31, 2011.  It also shows the impact on the number of shares issuable upon conversion of the Notes and settlement of the purchased call options and sold warrants:

	Shares		Total Treasury	Shares Due	Incremental
	Underlying 1.875%		Method	to the Company	Shares Issued by
Share	Convertible	Warrant	Incremental	under Notes	the Company
Price	Notes	Shares	Shares (a)	Hedges	upon Conversion (b)
$80.73	32,140	-	32,140	(34,382)	(2,242)
$90.73	287,382	-	287,382	(307,433)	(20,051)
$100.73	491,947	-	491,947	(526,270)	(34,323)
$110.73	659,562	119,997	779,559	(705,580)	73,979
$120.73	799,411	318,107	1,117,518	(855,187)	262,331
$130.73	917,865	485,908	1,403,773	(981,905)	421,868

a) Represents the number of incremental shares that must be included in the calculation of diluted shares under U.S. GAAP.
b) Represents the number of incremental shares to be issued by the Company upon conversion of the Notes assuming concurrent settlement of the note hedges and warrants.